3. LOSS PER SHARE (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net Loss Per Common Share:
Number of anti-dilutive common shares	37,304,000	23,179,000	26,185,000	18,895,000